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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
August 15,2011

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $189,316,971
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	8940	SH	94250		SOLE				94250
APPLE COMPUTER INC	COM	037833100	336	SH	1000		SOLE				1000
ALLIANCE RESOURCE PTN	LP	01877R108	636	SH	8218		SOLE				8218
ARCHER DANIELS MIDLAND	COM	039483102	7519	SH	249388		SOLE				249388
AMERICAN EXPRESS CO	COM	025816109	10372	SH	200626		SOLE				200626
ATHENAHEALTH, INC	COM	04685W103	646	SH	15718		NONE						15718
BERKSHIRE HATHAWAY CL A	COM	084670108	6966	SH	60		SOLE				60
BERKSHIRE HATHAWAY CL B	COM	084670207	3475	SH	44902		SOLE				44902
BUCKEYE PARTNERS	LP	118230101	372	SH	5763		SOLE				5763
BOARDWALK PIPELINE PTN	LP	096627104	546	SH	18787		SOLE				18787
CLEARBRIDGE MLP FUND	COM	184692101	574	SH	25900		SOLE				25900
COLGATE PALMOLIVE CO	COM	194162103	12639	SH	144595		SOLE				144595
CHESAPEAKE MIDSTREAM PT	LP	16524K108	302	SH	10525		SOLE				10525
COPANO ENERGY LLC	LP	217202100	640	SH	18699		SOLE				18699
DIRECT TV CLASS A 	COM	25490A101	203	SH	4000		SOLE				4000
EMERSON 		COM	291011104	9552	SH	169813		SOLE				169813
ENBRIDGE ENERGY PTN	LP	29250R106	497	SH	16522		SOLE				16522
ENERGY TRANSFER EQUITY	GP	29273V100	458	SH	10181		SOLE				10181
ENERGY TRANSFER PTN	LP	29273R109	361	SH	7385		SOLE				7385
ENTERPRISE PRODUCTS PTN	LP	293792107	1458	SH	33746		SOLE				33746
EXPRESS SCRIPTS		COM	302182100	16735	SH	310029		SOLE				310029
EXXON MOBIL CORP	COM	30231G102	2510	SH	30844		SOLE				30844
EV ENERGY PTN		LP	26926V107	261	SH	4900		SOLE				4900
FEDEX CORP		COM	31428x106	8351	SH	88042		SOLE				88042
HOME DEPOT CO		COM	437076102	7873	SH	217353		SOLE				217353
INERGY			LP	456615103	519	SH	14671		SOLE				14671
JOHNSON & JOHNSON CO.	COM	478160104	10248	SH	154066		SOLE				154066
KINDER MORGAN ENERGY PT	LP	494550106	381	SH	5242		SOLE				5242
LINN ENERGY LLC		LLC	536020100	653	SH	16718		SOLE				16718
MAGELLAN MIDSTREAM PTN	LP	559080106	498	SH	8332		SOLE				8332
MARKWEST ENERGY PTN	LP	570759100	253	SH	5230		SOLE				5230
MERCK & CO INC		COM	589331107	1052	SH	29815		SOLE				29815
MICROSOFT CORP		COM	594918104	201	SH	7747		SOLE				7747
MOODY'S CORP		COM	615369108	354	SH	9220		SOLE				9220
NORTHERN TRUST		COM	665859104	6131	SH	133397		SOLE				133397
NUSTAR ENERGY 		LP	67058H102	210	SH	3250		SOLE				3250
NUSTAR GRP HOLDINGS	LP	67059L102	509	SH	14139		SOLE				14139
ONEOK PTN		LP	68268N103	553	SH	6485		SOLE				6485
PEPSICO INC		COM	713448108	10955	SH	155539		SOLE				155539
PLAINS ALL-AMERICAN	LP	726503105	624	SH	9754		SOLE				9754
PROCTOR & GAMBLE CO.	COM	742718109	10086	SH	158654		SOLE				158654
SUBURBAN PROPANE PTN	LP	864482104	320	SH	6113		SOLE				6113
TEEKAY LNG PTN		LP	Y8564M105	606	SH	16380		SOLE				16380
UNITED PARCEL SERV B	COM	911312106	365	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	10796	SH	121972		SOLE				121972
WALGREEN CO		COM	931422109	10858	SH	255729		SOLE				255729
WAL MART STORES		COM	931142103	10320	SH	194195		SOLE				194195
WELLPOINT HEALTH NTWKS	COM	94973H108	1442	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	9163	SH	457456		SOLE				457456